Transactions with Related Parties - Cardiff Drilling, Vivid, Basset, Steel, Azara, Dryships (Details) - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended		12 Months Ended	42 Months Ended
	Apr. 05, 2016	Jun. 04, 2015	Jun. 30, 2016	Jun. 30, 2015	Aug. 13, 2015	Jul. 29, 2015	Dec. 31, 2015	Jun. 30, 2016	Nov. 18, 2014
Related Party Transaction [Line Items]
Dividends paid			$ 0	$ 50,281
Cardiff Drilling Inc. | Global Services Agreement January 2013
Related Party Transaction [Line Items]
Commissions in connection with employment arrangements								1.00%
Commission on purchase and sale activities								0.75%
Duration of consultancy agreement								5 years
Vivid Finance Limited | Consultancy Agreement January 2013
Related Party Transaction [Line Items]
Commission on financing related services								0.20%
Duration of consultancy agreement								5 years
Vivid Finance Limited | Consultancy Agreement January 2013 | Profits at least 10% of the invested amount
Related Party Transaction [Line Items]
Commission fee on profits						30.00%
Basset Holding Inc. | Consultancy Agreement 2012
Related Party Transaction [Line Items]
Ownership in Ocean Rig			114,286
Steel Wheel Investments Limited
Related Party Transaction [Line Items]
Ownership in Ocean Rig			1,570,226
DryShips Inc.
Related Party Transaction [Line Items]
Unsecured debt to former parent company									$ 120,000
Debt instrument description			LIBOR
Maturity Date Of Loan			May 2016
Interest income				6,339
Dividends paid				$ 29,755
Treasury Stock, Shares, Acquired	56,079,533
DryShips Inc. | Exchange of $120.0 million Exchangeable Promissory Note
Related Party Transaction [Line Items]
Debt facility, Amount exchanged		$ 40,000			$ 80,000		$ 120,000
Treasury Stock, Shares, Acquired		4,444,444			17,777,778		22,222,222
Number of shares pledged as security		20,555,556
DryShips Inc. | Crescendo and Jubilee
Related Party Transaction [Line Items]
Duration of time charter agreement			60 days
TMS Offshore Services Ltd.
Related Party Transaction [Line Items]
Set up fee			$ 2,000
Fixed monthly fee			$ 835
Fees on monies earned under drilling contracts			1.00%
Commission on purchase and sale activities			0.75%
Commission on financing related services			0.20%
Termination fee			$ 150,000